Expense Example - GROWTH EQUITY FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 72
3 Years	224
5 Years	390
10 Years	871
Investor
Expense Example:
1 Year	98
3 Years	306
5 Years	531
10 Years	$ 1,178